CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,426)	$ (7,081)	$ (10,516)	$ (14,665)	$ (3,420)	$ (2,724)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	95	69	51	89	91	89
Loss from sale of property, plant and equipment				15
Change in liability for employees right upon retirement	97	84	(12)	58	42	42
Financial expenses (income)	1,241	(315)	249	897	94	(224)
Royalties buyout	(918)
Share-based compensation expenses	1,431	1,944	8,611	9,590	1,620	562
Loss (gains) on amounts funded in respect of employee rights upon retirement, net	(3)	(6)	5	8	(11)	(10)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	(1)	(21)	(1)	(69)	36	(32)
Decrease (increase) in trade receivables	551	460	(1,670)	(1,432)	337	(969)
Decrease (increase) in other receivables	52	(146)	53	(50)	9	(27)
Decrease in inventory on consignment	43	47	(28)	261	722	330
Decrease (increase) in inventory on hand	(233)	317	(590)	(357)	(758)	(241)
Increase (decrease) in trade payables	60	(291)	(31)	(371)	196	612
Increase (decrease) in deferred revenues		10		(398)	(1,577)	(507)
Increase (decrease) in other payable and advance payment from customers	(624)	566	(338)	421	(91)	1,554
Net cash used in operating activities	(5,799)	(4,363)	(4,217)	(6,003)	(2,710)	(1,545)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	(56)	54	252	159	52	(272)
Purchase of property, plant and equipment	(87)	(193)	(97)	(139)	(81)	(34)
Proceeds from sale of property, plant and equipment			12	41		4
Amounts funded in respect of employee rights upon retirement, net	(50)	(61)	(10)	(48)	(17)	(44)
Net cash provided (used) in investing activities	(193)	(200)	157	13	(46)	(346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loan and warrants, net of issuance costs of $1,132 in the six month period ended June 30, 2012		9,868
Proceeds from issuance of shares and warrants, net of issuance costs of $ 1,014, $78 and $11 in the years ended December 31, 2011, 2010 and 2009, respectively				10,564	2,245	976
Exercise of options				1,500
Proceeds from long-term loan, net of $41 issuance costs						419
Proceeds from convertible loan at fair value through profit or loss, net of $60 issuance costs					1,073
Exercise of options and warrants	1,049		1,500
Repayment of long term loan		(94)	(187)	(375)	(281)
Acquisition and cancellation of shares		(21)
Repayment of loans from shareholders				(20)		(20)
Repayment of convertible loans				(1,000)		(720)
Net cash provided by financing activities	1,049	9,753	1,313	10,669	3,037	655
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	92		(229)	(221)	(21)	41
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,851)	5,190	(2,976)	4,458	260	(1,195)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	10,284	5,094	8,070	636	376	1,571
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,433	10,284	5,094	5,094	636	376
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Taxes on income paid		37		37	56
Interest paid		224		24	30	88
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES -
Receivables on account of shares						20
Conversion of convertible loan into shares				668
Purchasing of property plant and equipment in credit and in consideration of share based payment			62	144
Royalties buyout in consideration of shares and waiver	$ 930